SIGNIFICANT ACCOUNTING POLICIES (Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	3.89%	4.87%	2.72%
Dividend yields	0.00%	0.00%	0.00%
Expected volatility	37.00%	34.00%	31.00%
Weighted average expected term from grant date (in years)	3 years 4 months 28 days	3 years 4 months 20 days	3 years 4 months 28 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yields	0.00%	0.00%	0.00%
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	3.88%	4.06%	2.74%
Expected volatility	32.02%	29.83%	27.54%
Weighted average expected term from grant date (in years)	3 years	3 years	2 years 5 months 4 days
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	4.02%	4.16%	2.75%
Expected volatility	35.35%	35.23%	32.88%
Weighted average expected term from grant date (in years)	5 years 1 month 28 days	5 years 1 month 28 days	5 years 2 months 1 day